Leases - Disclosure Of Quantitative Information About Right Of Use Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	¥ 419,590	¥ 767,701
Acquisition of subsidiaries	8,612
Depreciation charge	(283,645)	(427,358)	¥ (591,201)
Closing net book amount	306,599	419,590	767,701
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	419,590	767,701	823,124
Additions	217,279	273,778	600,760
Early termination	(55,237)	(194,531)	(64,982)
Depreciation charge	(283,645)	(427,358)	(591,201)
Closing net book amount	306,599	419,590	767,701
Cost [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	726,178	966,509	1,535,048
Closing net book amount		726,178	966,509
Accumulated depreciation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	¥ (419,579)	(546,919)	(767,347)
Closing net book amount		¥ (419,579)	¥ (546,919)